INCOME TAX - Schedule of Movements of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Valuation Allowance
Balance at beginning of the year	¥ 334,848	¥ 250,032	¥ 175,757
Change in valuation allowance	19,458	84,816	74,275
Balance at end of the year	¥ 354,306	¥ 334,848	¥ 250,032